Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net loss	$ (3,032,000)	$ (3,088,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	19,000	1,000
Amortization of license and supply agreement	211,000	211,000
Non-cash stock-based compensation, including stock options and restricted stock	551,000	489,000
Non-employee stock-based compensation	46,000	68,000
Change in fair value of warrant liability		(2,099,000)
Warrant modification		1,761,000
Inventory reserve	27,000
Allowance for doubtful accounts reserve	35,000	15,000
Amortization of debt discount	53,000
Gain on foreign currency transactions	(4,000)	(7,000)
(Increase) decrease in operating assets:
Accounts receivable	(17,000)	(302,000)
Inventory	103,000	(405,000)
Prepaid expenses and other current assets	(10,000)	(144,000)
Increase (decrease) in operating liabilities:
Accounts payable	(76,000)	(176,000)
Accrued expenses	51,000	(69,000)
Deferred revenue	(69,000)	(70,000)
Net cash used in operating activities	(2,112,000)	(3,815,000)
Investing activities
Purchases of property and equipment	(45,000)	(13,000)
Net cash used in investing activities	(45,000)	(13,000)
Financing activities
Proceeds from issuance of unsecured note	1,187,000
Proceeds from issuance of common stock		1,340,000
Proceeds from exercise of warrants	1,000	2,451,000
Payment of senior secured notes
Net cash provided by financing activities	1,188,000	3,791,000
Effect of exchange rates on cash	(4,000)	1,000
Net decrease in cash	(973,000)	(36,000)
Cash, beginning of year	1,248,000	1,284,000
Cash, end of year	275,000	1,248,000
Supplemental disclosure of cash flow information
Cash paid for interest expense	113,000	43,000
Cash paid for income taxes	11,000	5,000
Supplemental disclosure of noncash financing activities
Fair value of warrants issued with unsecured note payable	393,000
Investment in lease receivable, net	92,000
Cost of equipment in sales-type lease	92,000
Restricted stock issued to settle liability	51,000	36,000
Deposit on inventory reclassified from prepaid expenses and other current assets to inventory	18,000
Deposit on property and equipment reclassified from prepaid expenses and other current assets to property and equipment	124,000
Deemed dividend as a result of warrant modification		73,000
Issuance of common stock as commitment fee		163,000
Extinguishment of warrant liability		$ 5,287,000